Income Taxes (Details) - Schedule of Tax Effects of Significant Portions of the Deferred Tax Asset - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Bad debt allowance	$ 392,713	$ 338,417
Loss carryforward	2,076	312
DTA allowance	(2,076)
Total	$ 392,713	$ 338,729